INTANGILE ASSETS AND GOODWILL - Additional Information (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) project	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about intangible assets [line items]
Number of impaired projects | project	2
Impairment of non-financial assets, planning horizon period		7 years
Assets under construction
Disclosure of detailed information about intangible assets [line items]
Capitalised borrowing costs		$ 234,302	$ 0
Capitalisation rate of borrowing costs eligible for capitalisation		21.00%
Cost | Assets under construction
Disclosure of detailed information about intangible assets [line items]
Grants and research and development tax incentives and grants		$ 16,602,818	7,718,004
Depreciation/impairment
Disclosure of detailed information about intangible assets [line items]
Impairments		17,568,000	420,000
Depreciation/impairment | Assets under construction
Disclosure of detailed information about intangible assets [line items]
Impairments	$ 16,126,960	$ 17,243,000	$ 420,000